Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2014
Property Plant And Equipment [Abstract]
Advances for vessels under construction - related party
Advances for vessels under construction - related party
Balance as at January 1, 2013	$—
Additions	—
Balance as at December 31, 2013	$—
Additions	66,641
Balance as at December 31, 2014	$66,641

Vessels (Table Text Block)
	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2013	$1,136,444	$(176,894)	$959,550
Acquisition and improvements	308,141	—	308,141
Disposals	(48,033)	9,110	(38,923)
Depreciation for the period	—	(51,949)	(51,949)
Balance as at December 31, 2013	$1,396,552	$(219,733)	$1,176,819
Improvements	183	—	183
Depreciation for the period	—	(56,932)	(56,932)
Balance as at December 31, 2014	$1,396,735	(276,665)	1,120,070